Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Lincoln Funds Trust
Entity Central Index Key	0002015799
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250824
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class A
Trading Symbol	LFTAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Events over the past 12 months have increased the risk of stagflation and higher government spending. The Iran conflict could become the next major fiscal shock, further worsening fiscal outlooks and impacting bond markets. Emerging market local bonds generated attractive income from yields, while precious metals gained amid persistent macro uncertainty. High-yielding local bond positions, particularly in Brazil, Colombia, Mexico, Hungary and South Africa, all contributed positively. Gold and silver positions supported returns, though positions were reduced towards the end of the period given USD strength. Exposure to oil delivered strong contributions to fund performance, as the Iran conflict started. Derivative positions were used primarily to gain exposure to core commodity markets, such as oil, and for FX hedging. The fund exceeded its performance target, as a result of the active shift from income and gold to a more energy heavy allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,259	$10,213	$10,246
7/31/2026	$12,608	$10,744	$10,590

Average Annual Return [Table Text Block]
Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class A	22.90%	13.48%
Morningstar Emerging Markets Sovereign Bond GR USD	5.20%	3.99%
U.S. Consumer Price Index Urban Consumers NSA	3.36%	3.18%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.
AssetsNet	$ 12,761,062
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 101,871
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,761,062
# of Portfolio Holdings	98
Portfolio Turnover Rate	241%
Total Advisory Fees Paid	$101,871

Holdings [Text Block]

Asset Allocation

Table Summary
Sovereign Bonds	40.3%
Short-Term Investments	24.5%
U.S. Treasury Obligations	13.6%
Exchange-Traded Funds	11.6%
Supranational Banks	4.5%
Convertible Bonds	1.5%
Common Stock	0.2%
Money Market Funds	0.0%
Other	3.8%

Credit Quality Explanation [Text Block]	Top 5 Countries (Fixed Income)
Table Summary
United States	13.6%
Brazil	6.8%
Colombia	6.5%
Mexico	5.7%
Republic Of Korea	5.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Table Summary
Australia	0.1%
Canada	0.1%

Material Fund Change [Text Block]
C000250823
Shareholder Report [Line Items]
Fund Name	Lincoln Inflation Plus Fund
Class Name	Class I
Trading Symbol	LFTEX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Events over the past 12 months have increased the risk of stagflation and higher government spending. The Iran conflict could become the next major fiscal shock, further worsening fiscal outlooks and impacting bond markets. Emerging market local bonds generated attractive income from yields, while precious metals gained amid persistent macro uncertainty. High-yielding local bond positions, particularly in Brazil, Colombia, Mexico, Hungary and South Africa, all contributed positively. Gold and silver positions supported returns, though positions were reduced towards the end of the period given USD strength. Exposure to oil delivered strong contributions to fund performance, as the Iran conflict started. Derivative positions were used primarily to gain exposure to core commodity markets, such as oil, and for FX hedging. The fund exceeded its performance target, as a result of the active shift from income and gold to a more energy heavy allocation.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,280	$10,213	$10,246
7/31/2026	$12,665	$10,744	$10,590

Average Annual Return [Table Text Block]
Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class I	23.20%	13.76%
Morningstar Emerging Markets Sovereign Bond GR USD	5.20%	3.99%
U.S. Consumer Price Index Urban Consumers NSA	3.36%	3.18%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.
AssetsNet	$ 12,761,062
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 101,871
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,761,062
# of Portfolio Holdings	98
Portfolio Turnover Rate	241%
Total Advisory Fees Paid	$101,871

Holdings [Text Block]

Asset Allocation

Table Summary
Sovereign Bonds	40.3%
Short-Term Investments	24.5%
U.S. Treasury Obligations	13.6%
Exchange-Traded Funds	11.6%
Supranational Banks	4.5%
Convertible Bonds	1.5%
Common Stock	0.2%
Money Market Funds	0.0%
Other	3.8%

Credit Quality Explanation [Text Block]	Top 5 Countries (Fixed Income)
Table Summary
United States	13.6%
Brazil	6.8%
Colombia	6.5%
Mexico	5.7%
Republic Of Korea	5.3%

Largest Holdings [Text Block]

Top 5 Countries (Equity)

Table Summary
Australia	0.1%
Canada	0.1%

Material Fund Change [Text Block]
C000250826
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class A
Trading Symbol	LFTOX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.32%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. market has gained over the course of the year but the overall return masks significant volatility during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P500 exposure via a subset that currently consists of 88 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the tracking error of the equity basket relative to the index. Over the period, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can benefit from the premium received from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Morningstar US Market Index	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,987	$11,117	$10,521
7/31/2026	$12,877	$13,273	$12,476

Average Annual Return [Table Text Block]
Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class A	17.21%	14.79%
Morningstar US Market Index	19.39%	16.71%
CBOE S&P 500 BuyWrite Index (BXM)	18.58%	12.83%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.
AssetsNet	$ 19,488,658
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 154,658
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$19,488,658
# of Portfolio Holdings	112
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$154,658

Holdings [Text Block]

Asset Allocation

Table Summary
Common Stock	96.5%
Money Market Funds	0.0%
Options	(0.2%)
Other	3.7%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	16.9%
Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.5%
Banks	4.9%

Material Fund Change [Text Block]
C000250825
Shareholder Report [Line Items]
Fund Name	Lincoln U.S. Equity Income Maximizer Fund
Class Name	Class I
Trading Symbol	LFTPX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.
Additional Information Phone Number	866-436-8717
Additional Information Website	www.lincolnfinancial.com/lft
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. market has gained over the course of the year but the overall return masks significant volatility during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P500 exposure via a subset that currently consists of 88 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the tracking error of the equity basket relative to the index. Over the period, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can benefit from the premium received from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	Morningstar US Market Index	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$11,010	$11,117	$10,521
7/31/2026	$12,936	$13,273	$12,476

Average Annual Return [Table Text Block]
Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class I	17.50%	15.08%
Morningstar US Market Index	19.39%	16.71%
CBOE S&P 500 BuyWrite Index (BXM)	18.58%	12.83%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.
AssetsNet	$ 19,488,658
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 154,658
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$19,488,658
# of Portfolio Holdings	112
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$154,658

Holdings [Text Block]

Asset Allocation

Table Summary
Common Stock	96.5%
Money Market Funds	0.0%
Options	(0.2%)
Other	3.7%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	16.9%
Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.5%
Banks	4.9%

Material Fund Change [Text Block]